INCOME TAXES [Need to be updated by Tax Dept. at Malone Bailey] (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

At December 31, 2022 and 2021 deferred tax assets consist of the following:

	December 31, 2022	December 31, 2021
Federal loss carryforwards	$4,030,755	$2,347,266
Less: valuation allowance	(4,030,755)	(2,347,266)
	$-	$-